Summary of Long-Lived Assets by Geographical Areas (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Long lived assets	$ 168,087	$ 149,374	$ 96,869
PRC, excluding Hong Kong
Segment Reporting Information [Line Items]
Long lived assets	163,794	144,788	96,724
Hong Kong
Segment Reporting Information [Line Items]
Long lived assets	$ 4,293	$ 4,586	$ 145